Annual Total Returns- JPMorgan Federal Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan Federal Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	0.01%	0.01%	0.01%	0.01%	0.01%	0.34%	1.29%	1.64%	0.23%